SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Adoption of ASU 2016-08 "Revenue - Revenue from Contracts with Customers" (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018
Assets
Accounts receivable, net of allowances for doubtful accounts	$ 13,835,019	$ 34,483,462
Project assets current	32,125,312	64,257,766
Liabilities and Shareholders' Equity
Accumulated deficit	(442,345,657)	(433,514,434)
Net revenue:
Cost of revenue	(84,890,976)	(68,836,588)	$ (88,842,244)
Gross profit	34,226,048	28,069,747	14,131,755
Income from operations	(964,304)	15,531,888	6,555,610
Net income	(11,680,155)	5,096,480	34,457,538
Net income attributed to ReneSola Ltd	$ (8,831,223)	$ 1,759,711	$ 34,457,538
Basic income attributed to ReneSola Ltd per share	$ (0.22)	$ 0.05	$ 0.13
Diluted income attributed to ReneSola Ltd per share	$ (0.22)	$ 0.05	$ 0.13
Solar power project development
Net revenue:
Net revenues	$ 90,096,551	$ 48,784,766	$ 64,837,042
Electricity generation revenue
Net revenue:
Net revenues	28,712,942	29,257,928	12,247,320
EPC services
Net revenue:
Net revenues	69,751	18,544,164	25,853,288
Other
Net revenue:
Net revenues	$ 237,780	319,477	36,349
ASU 2016-08
Assets
Accounts receivable, net of allowances for doubtful accounts			23,312,086	$ 30,391,563
Project assets current			76,556,400	76,155,758
Contract costs			12,668,709	6,859,859
Liabilities and Shareholders' Equity
Accumulated deficit			(435,517,610)	$ (434,647,625)
Net revenue:
Cost of revenue		(68,836,588)
Gross profit		28,069,747
Income from operations		15,531,888
Net income		5,096,480
Net income attributed to ReneSola Ltd		$ 1,759,711
Basic income attributed to ReneSola Ltd per share		$ 0.00
Diluted income attributed to ReneSola Ltd per share		$ 0.00
ASU 2016-08 | Solar power project development
Net revenue:
Net revenues		$ 48,784,766
ASU 2016-08 | Electricity generation revenue
Net revenue:
Net revenues		29,257,928
ASU 2016-08 | EPC services
Net revenue:
Net revenues		18,544,164
ASU 2016-08 | Other
Net revenue:
Net revenues		319,477
Balances Without Adoption of ASC 606 | ASU 2016-08
Net revenue:
Cost of revenue		(75,046,080)
Gross profit		28,939,732
Income from operations		16,401,873
Net income		5,966,465
Net income attributed to ReneSola Ltd		$ 2,629,696
Basic income attributed to ReneSola Ltd per share		$ 0.01
Diluted income attributed to ReneSola Ltd per share		$ 0.01
Balances Without Adoption of ASC 606 | ASU 2016-08 | Solar power project development
Net revenue:
Net revenues		$ 55,864,243
Balances Without Adoption of ASC 606 | ASU 2016-08 | Electricity generation revenue
Net revenue:
Net revenues		29,257,928
Balances Without Adoption of ASC 606 | ASU 2016-08 | EPC services
Net revenue:
Net revenues		18,544,164
Balances Without Adoption of ASC 606 | ASU 2016-08 | Other
Net revenue:
Net revenues		319,477
Adjustments Due to ASC 606
Net revenue:
Cost of revenue		6,209,492
Gross profit		(869,985)
Income from operations		(869,985)
Net income		(869,985)
Net income attributed to ReneSola Ltd		$ (869,985)
Basic income attributed to ReneSola Ltd per share		$ (0.01)
Diluted income attributed to ReneSola Ltd per share		$ (0.01)
Adjustments Due to ASC 606 | Solar power project development
Net revenue:
Net revenues		$ (7,079,477)
Adjustments Due to ASC 606 | ASU 2016-08
Assets
Accounts receivable, net of allowances for doubtful accounts			7,079,477
Project assets current			(400,642)
Contract costs			(5,808,850)
Liabilities and Shareholders' Equity
Accumulated deficit			$ 869,985